Earnings Per Share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings Per Share
27)
EARNINGS PER SHARE (IN USD)

The following is the reconciliation of the earnings or loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted earnings (loss) per share for the year ended March 31, 2024, 2025 and 2026:

	For the year ended March 31
Particulars	2024	2025	2026
Earnings attributable to ordinary shareholders (including Class B shareholders) used in computing basic earnings per share (A)	216,801	95,101	51,804
Interest expense and changes in carrying amount of convertible notes due 2028, net of tax	(10,857)	—	(12,347)
Earnings attributable to ordinary shareholders (including Class B shareholders) used in computing diluted earnings per share (B)	205,944	95,101	39,457

Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic earnings per share (C)	111,094,561	112,592,774	101,966,362
Dilutive effect of conversion of convertible notes due 2028	5,934,810	—	5,934,810
Dilutive effect of share based awards	1,206,485	1,945,409	1,772,472
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive earnings per share (D)	118,235,856	114,538,183	109,673,645

Earnings per share (in USD)
Basic (A/C)	1.95	0.84	0.51
Diluted (B/D)	1.74	0.83	0.36

For the year ended March 31, 2026, Nil (March 31, 2025: 5,934,810 and March 31, 2024: Nil) ordinary shares issuable on conversion of convertible notes due 2028, were excluded from the calculation of diluted weighted average number of ordinary shares as their effect would have been anti-dilutive.

For the year ended March 31, 2026, 9,160,437 ordinary shares issuable on conversion of convertible notes due 2030, were excluded from the calculation of diluted weighted average number of ordinary shares as their effect would have been anti-dilutive.